Other Income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Component of Other Income, Nonoperating [Abstract]
Gain (loss) on foreign currency	$ (7)	$ 2	$ (2)
Gain (loss) on equity investment with readily determinable fair values	(29)	20	0
Other	(6)	(2)	(3)
Total other income (loss)	(27)	43	6
Land [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of land	$ 15	$ 23	$ 11